SUBSEQUENT EVENTS (Details) (USD $)			3 Months Ended												3 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 ONE Gas [Member] Subsequent Event [Member]	Jan. 31, 2014 ONE Gas [Member] Subsequent Event [Member]	Jan. 31, 2014 ONE Gas [Member] 2.07% notes due February 1, 2019	Jan. 31, 2014 ONE Gas [Member] 2.07% notes due February 1, 2019 Subsequent Event [Member]	Jan. 31, 2014 ONE Gas [Member] 3.61% notes due February 1, 2024	Jan. 31, 2014 ONE Gas [Member] 3.61% notes due February 1, 2024 Subsequent Event [Member]	Jan. 31, 2014 ONE Gas [Member] 4.658% notes due February 1, 2044	Jan. 31, 2014 ONE Gas [Member] 4.658% notes due February 1, 2044 Subsequent Event [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] Note Payable from Public Offering Due 2022 [Member]	Dec. 31, 2012 Parent Company [Member] Note Payable from Public Offering Due 2022 [Member]	Mar. 31, 2014 Parent Company [Member] Note Payable from Public Offering Due 2022 [Member] Subsequent Event [Member]	Dec. 31, 2013 Parent Company [Member] Notes Payables due 2015 [Member]	Dec. 31, 2012 Parent Company [Member] Notes Payables due 2015 [Member]	Mar. 31, 2014 Parent Company [Member] Notes Payables due 2015 [Member] Subsequent Event [Member]	Mar. 31, 2014 ONEOK [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount															$ 152,500,000			$ 400,000,000
Long-term Debt, Gross	7,754,857,000	6,512,519,000		1,200,000,000		300,000,000	300,000,000	300,000,000	600,000,000	600,000,000	1,687,649,000	1,687,662,000	700,000,000	700,000,000		400,000,000	400,000,000
Related Party Transaction, Amounts of Transaction			1,130,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.07%			3.61%		4.658%			4.25%			5.20%
Early Repayment of Senior Debt															150,000,000			429,000,000
Repayments of Commercial Paper																			$ 600,500,000